UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Short Duration

Real Return Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Short Duration Real Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	24

Important Notices	25

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Stewart D. Taylor

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/01/2010	04/01/2010	–0.45%	–1.00%	1.96%	2.18%
Class A with 2.25% Maximum Sales Charge	—	—	–2.69	–3.19	1.50	1.72
Class C at NAV	04/01/2010	04/01/2010	–0.92	–1.73	1.19	1.40
Class C with 1% Maximum Sales Charge	—	—	–1.91	–2.71	1.19	1.40
Class I at NAV	04/01/2010	04/01/2010	–0.40	–0.82	2.20	2.41
BofA Merrill Lynch 1–5 Year U.S. Inflation-Linked Treasury Index	—	—	–0.43%	–0.71%	1.52%	1.67%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.16%	1.91%	0.91%
Net				0.90	1.65	0.65

Fund Profile4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]

Calculation shows the Fund’s investments in the Portfolios and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation).

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$995.50	$4.45	**	0.90%
Class C	$1,000.00	$990.80	$8.14	**	1.65%
Class I	$1,000.00	$996.00	$3.22	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	**	0.90%
Class C	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,021.60	$3.26	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
CMBS Portfolio (identified cost, $10,359,815)	$10,317,176	19.7%
Eaton Vance Floating Rate Portfolio (identified cost, $0)	1	0.0
Senior Debt Portfolio (identified cost, $12,393,969)	12,569,618	24.1

Total Investments in Affiliated Portfolios (identified cost $22,753,784)	$22,886,795	43.8%

U.S. Treasury Obligations

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(1)(2)	$4,093	$4,145,281	7.9%
0.125%, 4/15/17(1)	4,133	4,222,846	8.1
0.125%, 4/15/18(1)	4,163	4,264,029	8.2
0.125%, 4/15/19(1)	3,606	3,689,876	7.1
1.375%, 7/15/18(1)	109	116,775	0.2
1.375%, 1/15/20(1)	1,302	1,413,747	2.7
1.625%, 1/15/18(1)	4,033	4,307,956	8.2
2.00%, 1/15/16(1)	946	969,822	1.9
2.125%, 1/15/19(1)	4,154	4,581,167	8.8
2.375%, 1/15/17(1)	1,978	2,098,023	4.0

Total U.S. Treasury Obligations (identified cost $30,065,804)		$29,809,522	57.1%

Short-Term Investments

Description	Interest (000’s omitted)	Value	% of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	$324	$324,036	0.6%

Total Short-Term Investments (identified cost $324,036)		$324,036	0.6%

Total Investments (identified cost $53,143,624)		$53,020,353	101.5%

Other Assets, Less Liabilities		$(767,615)	(1.5)%

Net Assets		$52,252,738	100.0%

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investments in affiliated Portfolios, at value (identified cost, $22,753,784)	$22,886,795
Unaffiliated investments, at value (identified cost, $30,065,804)	29,809,522
Affiliated investment, at value (identified cost, $324,036)	324,036
Restricted cash*	64,566
Interest receivable	70,890
Interest receivable from affiliated investment	35
Receivable for Fund shares sold	158,247
Receivable from affiliate	16,846
Total assets	$53,330,937

Liabilities
Payable for Fund shares redeemed	$259,245
Payable for open swap contracts	771,971
Payable for variation margin on open centrally cleared swap contracts	3,671
Payable to affiliates:
Investment adviser fee	10,964
Distribution and service fees	13,443
Trustees’ fees	42
Accrued expenses	18,863
Total liabilities	$1,078,199
Net Assets	$52,252,738

Sources of Net Assets
Paid-in capital	$54,137,640
Accumulated net realized loss	(1,241,479)
Accumulated undistributed net investment income	145,298
Net unrealized depreciation	(788,721)
Total	$52,252,738

Class A Shares
Net Assets	$28,956,785
Shares Outstanding	2,922,077
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.91
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.14

Class C Shares
Net Assets	$9,141,675
Shares Outstanding	926,195
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.87

Class I Shares
Net Assets	$14,154,278
Shares Outstanding	1,428,404
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.91

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest	$97
Interest and other income allocated from affiliated Portfolios	470,573
Interest allocated from affiliated investment	344
Dividends allocated from affiliated Portfolios	1,551
Expenses allocated from affiliated Portfolios	(96,132)
Expenses allocated from affiliated investment	(40)
Total investment income	$376,393

Expenses
Investment adviser fee	$68,803
Distribution and service fees
Class A	36,526
Class C	49,293
Trustees’ fees and expenses	250
Custodian fee	16,105
Transfer and dividend disbursing agent fees	25,876
Legal and accounting services	23,935
Printing and postage	11,878
Registration fees	22,812
Miscellaneous	6,030
Total expenses	$261,508
Deduct —
Reimbursement of expenses by affiliate	$94,107

Total expense reductions	$94,107

Net expenses	$167,401

Net investment income	$208,992

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(81,274)
Investment transactions — affiliated Portfolio	30,105
Investment transactions allocated from affiliated investment	2
Swap contracts	(106,750)
Net realized gain (loss) allocated from Portfolios —
Investment transactions	(286,172)
Foreign currency and forward foreign currency exchange contract transactions	89,686
Net realized loss	$(354,403)
Change in unrealized appreciation (depreciation) —
Investments	$(50,886)
Investments — affiliated Portfolio	(30,105)
Swap contracts	(390,111)
Change in unrealized appreciation (depreciation) allocated from Portfolios —
Investments	217,454
Foreign currency and forward foreign currency exchange contracts	22,613
Net change in unrealized appreciation (depreciation)	$(231,035)

Net realized and unrealized loss	$(585,438)

Net decrease in net assets from operations	$(376,446)

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$208,992	$709,630
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(354,403)	(100,131)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(231,035)	(570,711)
Net increase (decrease) in net assets from operations	$(376,446)	$38,788
Distributions to shareholders —
From net investment income
Class A	$(103,714)	$(603,998)
Class C	(19,127)	(153,766)
Class I	(68,251)	(364,374)
Total distributions to shareholders	$(191,092)	$(1,122,138)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,827,976	$14,283,367
Class C	662,641	2,759,230
Class I	1,614,620	12,196,060
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	100,566	586,226
Class C	17,076	137,895
Class I	59,916	298,293
Cost of shares redeemed
Class A	(6,034,959)	(20,933,519)
Class C	(2,806,059)	(8,293,579)
Class I	(4,837,109)	(8,714,996)
Net decrease in net assets from Fund share transactions	$(4,395,332)	$(7,681,023)

Net decrease in net assets	$(4,962,870)	$(8,764,373)

Net Assets
At beginning of period	$57,215,608	$65,979,981
At end of period	$52,252,738	$57,215,608

Accumulated undistributed net investment income included in net assets
At end of period	$145,298	$127,398

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$9.990		$10.180	$10.460	$10.380	$10.200	$10.000

Income (Loss) From Operations
Net investment income	$0.040	(2)	$0.125 (2)	$0.083 (2)	$0.127	$0.261 (2)	$0.077	(2)
Net realized and unrealized gain (loss)	(0.086)		(0.124)	(0.070)	0.186	0.265	0.242

Total income (loss) from operations	$(0.046)		$0.001	$0.013	$0.313	$0.526	$0.319

Less Distributions
From net investment income	$(0.034)		$(0.191)	$(0.163)	$(0.129)	$(0.270)	$(0.119)
From net realized gain	—		—	(0.130)	(0.104)	(0.076)	—

Total distributions	$(0.034)		$(0.191)	$(0.293)	$(0.233)	$(0.346)	$(0.119)

Net asset value — End of period	$9.910		$9.990	$10.180	$10.460	$10.380	$10.200

Total Return(3)	(0.45	)%(4)	0.01%	0.12%	3.08%	5.22%	3.22	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,957		$28,337	$34,950	$35,155	$37,215	$4,641
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	0.90	%(8)	0.90%	1.08%	1.15%	1.15%	1.15	%(8)
Net investment income	0.82	%(8)	1.23%	0.81%	1.32%	2.53%	1.30	%(8)
Portfolio Turnover of the Fund(9)	41	%(4)	124%	74%	38%	22%	1	%(4)

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.37%, 0.26%, 0.14%, 0.09%, 0.19% and 1.48% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$9.980		$10.160	$10.440	$10.370	$10.190	$10.000

Income (Loss) From Operations
Net investment income	$0.004	(2)	$0.046 (2)	$0.001 (2)	$0.053	$0.176 (2)	$0.033	(2)
Net realized and unrealized gain (loss)	(0.096)		(0.111)	(0.068)	0.186	0.274	0.232

Total income (loss) from operations	$(0.092)		$(0.065)	$(0.067)	$0.239	$0.450	$0.265

Less Distributions
From net investment income	$(0.018)		$(0.115)	$(0.083)	$(0.065)	$(0.194)	$(0.075)
From net realized gain	—		—	(0.130)	(0.104)	(0.076)	—

Total distributions	$(0.018)		$(0.115)	$(0.213)	$(0.169)	$(0.270)	$(0.075)

Net asset value — End of period	$9.870		$9.980	$10.160	$10.440	$10.370	$10.190

Total Return(3)	(0.92	)%(4)	(0.65)%	(0.65)%	2.35%	4.45%	2.66	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,142		$11,390	$17,002	$20,703	$18,978	$849
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.65	%(8)	1.65%	1.83%	1.90%	1.90%	1.90	%(8)
Net investment income	0.09	%(8)	0.45%	0.01%	0.53%	1.71%	0.55	%(8)
Portfolio Turnover of the Fund(9)	41	%(4)	124%	74%	38%	22%	1	%(4)

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.37%, 0.26%, 0.14%, 0.09%, 0.19% and 1.48% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$9.990		$10.170	$10.450	$10.380	$10.190	$10.000

Income (Loss) From Operations
Net investment income	$0.053	(2)	$0.154 (2)	$0.108 (2)	$0.157	$0.284 (2)	$0.086	(2)
Net realized and unrealized gain (loss)	(0.093)		(0.119)	(0.071)	0.172	0.278	0.236

Total income (loss) from operations	$(0.040)		$0.035	$0.037	$0.329	$0.562	$0.322

Less Distributions
From net investment income	$(0.040)		$(0.215)	$(0.187)	$(0.155)	$(0.296)	$(0.132)
From net realized gain	—		—	(0.130)	(0.104)	(0.076)	—

Total distributions	$(0.040)		$(0.215)	$(0.317)	$(0.259)	$(0.372)	$(0.132)

Net asset value — End of period	$9.910		$9.990	$10.170	$10.450	$10.380	$10.190

Total Return(3)	(0.40	)%(4)	0.34%	0.36%	3.24%	5.59%	3.25	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,154		$17,488	$14,027	$14,632	$21,256	$27,864
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	0.65	%(8)	0.65%	0.83%	0.90%	0.90%	0.90	%(8)
Net investment income	1.08	%(8)	1.52%	1.05%	1.31%	2.75%	1.47	%(8)
Portfolio Turnover of the Fund(9)	41	%(4)	124%	74%	38%	22%	1	%(4)

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.37%, 0.26%, 0.14%, 0.09%, 0.19% and 1.48% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.
(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Real Return Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its objective by investing directly in Treasury Inflation-Protected Securities and certain other real return instruments and in interests in the following three Portfolios managed by Eaton Vance Management (EVM) or its affiliates: CMBS Portfolio, Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets (31.1% for CMBS Portfolio, less than 0.05% for Eaton Vance Floating Rate Portfolio and 0.2% for Senior Debt Portfolio, at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of the Fund and of each Portfolio is as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund and Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of such investments in Cash Reserves Fund reflects the Fund’s or Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio in a manner that fairly reflects the security’s value, or the amount that the Fund or Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies of the Fund are as follows:

Derivatives. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Additional valuation policies of Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio (the Portfolios) are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation

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Notes to Financial Statements (Unaudited) — continued

techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund

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Notes to Financial Statements (Unaudited) — continued

shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

I  Inflation Swaps — Pursuant to inflation rate swap agreements, the Fund either makes floating-rate payments on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

J  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,436,193

Gross unrealized appreciation	$763,508
Gross unrealized depreciation	(1,179,348)

Net unrealized depreciation	$(415,840)

At October 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $827,447 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital

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Short Duration Real Return Fund

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Notes to Financial Statements (Unaudited) — continued

losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2014, $547,599 are short-term and $279,848 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2015, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $65,547 and the investment adviser fees paid by the Fund on Investable Assets amounted to $68,803. For the six months ended April 30, 2015, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolios, was 0.49% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but currently receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM reimbursed expenses of $94,107 for the six months ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $1,818 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $588 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $36,526 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $36,970 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $12,323 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $300 and $100 of CDSCs paid by Class A and Class C shareholders, respectively.

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Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolios	Contributions	Withdrawals

CMBS Portfolio	$978,269	$2,647,305
Eaton Vance Floating Rate Portfolio	—	17,313,508
Senior Debt Portfolio	14,897,051	2,673,439

7  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities) by the Fund, other than short-term obligations, aggregated $6,972,661 and $4,041,801, respectively, for the six months ended April 30, 2015.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	689,833	1,407,784
Issued to shareholders electing to receive payments of distributions in Fund shares	10,250	57,721
Redemptions	(613,227)	(2,063,587)

Net increase (decrease)	86,856	(598,082)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	67,548	272,505
Issued to shareholders electing to receive payments of distributions in Fund shares	1,747	13,594
Redemptions	(284,683)	(817,775)

Net decrease	(215,388)	(531,676)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	163,369	1,201,381
Issued to shareholders electing to receive payments of distributions in Fund shares	6,107	29,403
Redemptions	(491,894)	(858,874)

Net increase (decrease)	(322,418)	371,910

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The

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Short Duration Real Return Fund

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Notes to Financial Statements (Unaudited) — continued

notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Inflation Swaps
Counterparty	Notional Amount	Fund Pays (Annual Rate)	Fund Receives	Termination Date	Net Unrealized Depreciation

Citibank, N.A.	$7,000,000	1.780%	Return on CPI-U (NSA)	5/14/15	$(164,451)
Citibank, N.A.	5,000,000	1.750	Return on CPI-U (NSA)	3/27/16	(97,810)
Citibank, N.A.	8,000,000	1.875	Return on CPI-U (NSA)	7/2/16	(161,184)
Citibank, N.A.	5,000,000	2.055	Return on CPI-U (NSA)	9/3/17	(148,115)
Citibank, N.A.	3,000,000	1.810	Return on CPI-U (NSA)	9/29/17	(59,895)
Citibank, N.A.	4,000,000	2.147	Return on CPI-U (NSA)	9/15/19	(140,516)

					$(771,971)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

CME Group, Inc.	$8,000,000	Pays	3-month USD-LIBOR-BBA	0.825%	7/2/16	$47,736
CME Group, Inc.	5,000,000	Pays	3-month USD-LIBOR-BBA	1.367	9/3/17	58,785

						$106,521

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $771,971. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $540,502.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to

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Notes to Financial Statements (Unaudited) — continued

a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$—		$(771,971	)(1)
Swap contracts (centrally cleared)	106,521	(2)	—

Total	$106,521		$(771,971)

Derivatives not subject to master netting or similar agreements	$106,521		$—

Total Derivatives subject to master netting or similar agreements	$—		$(771,971)

(1)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

(2)

Amount represents cumulative unrealized appreciation on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on open centrally cleared swaps contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for liabilities as of April 30, 2015.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank, N.A.	$(771,971)	$—	$540,502	$—	$(231,469)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(106,750	)(1)	$(390,111	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $53,000,000.

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Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$22,886,795	$—	$—	$22,886,795
U.S. Treasury Obligations	—	29,809,522	—	29,809,522
Short-Term Investments	—	324,036	—	324,036

Total Investments	$22,886,795	$30,133,558	$—	$53,020,353
Swap Contracts	$—	$106,521	$—	$106,521

Total	$22,886,795	$30,240,079	$—	$53,126,874

Liability Description
Swap Contracts	$—	$(771,971)	$—	$(771,971)

Total	$—	$(771,971)	$—	$(771,971)

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Real Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Senior Debt Portfolio, and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. The Board considered the abilities and experience of such investment personnel in investing in income instruments, including in the case of the Fund real return instruments such as inflation-indexed securities. With respect to the CMBS Portfolio, the Board considered the abilities and experience of BMR in investing securities, derivatives, and other instruments to establish investment exposures to commercial mortgage-backed securities. With respect to the Short-Term U.S. Government Portfolio, the Board noted the experience of BMR in investing in securities issued, backed or otherwise guaranteed by the U.S. government. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation

21

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolios by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolios, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market Eaton Vance Management believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. The Board also considered the performance of the underlying Portfolios. With respect to CMBS Portfolio and Short-Term U.S. Government Portfolio, the Board took into account the purpose served by each Portfolio as an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes in which the Portfolio invests. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that each such Portfolio had achieved its performance objective. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios

22

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

23

Eaton Vance

Short Duration Real Return Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Short Duration Real Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Real Return Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator of

Eaton Vance Short Duration Real Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769 4.30.15

Eaton Vance

Bond Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Eaton Vance

Bond Fund

April 30, 2015

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA, Stephen C. Concannon, CFA, Michael J. Turgel, CFA and Henry Peabody, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/31/2013	01/31/2013	–0.87%	1.05%	—	6.78%
Class A with 4.75% Maximum Sales Charge	—	—	–5.58	–3.77	—	4.48
Class C at NAV	08/20/2013	01/31/2013	–1.14	0.35	—	6.20
Class C with 1% Maximum Sales Charge	—	—	–2.11	–0.63	—	6.20
Class I at NAV	01/31/2013	01/31/2013	–0.66	1.38	—	7.05
Class R at NAV	11/12/2014	01/31/2013	–0.96	0.96	—	6.73
Class R6 at NAV	11/12/2014	01/31/2013	–0.63	1.41	—	7.07
Barclays U.S. Government/Credit Bond Index	—	—	2.12%	4.44%	4.38%	2.50%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		0.94%	1.69%	0.69%	1.19%	0.66%

Fund Profile4

Credit Quality (% of bond holdings)5

Asset Mix (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Bond Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Bond Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015) for Class A, Class C and Class I and (November 12, 2014 – April 30, 2015) for Class R and Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual*
Class A	$1,000.00	$991.30	$4.64	0.94%
Class C	$1,000.00	$988.60	$8.33	1.69%
Class I	$1,000.00	$993.40	$3.41	0.69%
Class R	$1,000.00	$993.10	$5.54	1.20%
Class R6	$1,000.00	$996.40	$2.96	0.64%

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71	0.94%
Class C	$1,000.00	$1,016.40	$8.45	1.69%
Class I	$1,000.00	$1,021.40	$3.46	0.69%
Class R	$1,000.00	$1,018.80	$6.01	1.20%
Class R6	$1,000.00	$1,021.60	$3.21	0.64%

*	Class R and Class R6 had not commenced operations on November 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 170/365 for Class R and Class R6 (to reflect the period from the commencement of operations on November 12, 2014 to April 30, 2015). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014 (November 12, 2014 for Class R and Class R6). The Example reflects the expenses of both the Fund and the Portfolio.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014 (November 12, 2014 for Class R and Class R6). The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Bond Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Bond Portfolio, at value (identified cost, $1,964,655,762)	$1,914,622,257
Receivable for Fund shares sold	5,209,112
Total assets	$1,919,831,369

Liabilities
Payable for Fund shares redeemed	$8,488,598
Distributions payable	1,684
Payable to affiliates:
Distribution and service fees	315,367
Trustees’ fees	43
Accrued expenses	120,631
Total liabilities	$8,926,323
Net Assets	$1,910,905,046

Sources of Net Assets
Paid-in capital	$1,957,401,366
Accumulated net realized gain from Portfolio	743,696
Accumulated undistributed net investment income	2,793,489
Net unrealized depreciation from Portfolio	(50,033,505)
Total	$1,910,905,046

Class A Shares
Net Assets	$480,565,556
Shares Outstanding	44,689,224
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.75
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.29

Class C Shares
Net Assets	$264,374,045
Shares Outstanding	24,642,644
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.73

Class I Shares
Net Assets	$1,159,564,463
Shares Outstanding	107,792,228
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.76

Class R Shares
Net Assets	$993
Shares Outstanding	92
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$10.76

Class R6 Shares
Net Assets	$6,399,989
Shares Outstanding	594,518
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolio (net of foreign taxes, $77,319)	$35,313,357
Dividends allocated from Portfolio (net of foreign taxes, $135,898)	8,057,733
Expenses allocated from Portfolio	(5,448,078)
Total investment income from Portfolio	$37,923,012

Expenses
Distribution and service fees
Class A	$584,301
Class C	1,250,267
Class R	2
Trustees’ fees and expenses	250
Custodian fee	30,101
Transfer and dividend disbursing agent fees	675,605
Legal and accounting services	25,481
Printing and postage	84,849
Registration fees	248,287
Miscellaneous	9,576
Total expenses	$2,908,719

Net investment income	$35,014,293

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$4,852,993
Foreign currency transactions	(1,427,607)
Net realized gain	$3,425,386
Change in unrealized appreciation (depreciation) —
Investments	$(52,498,079)
Foreign currency	67,680
Net change in unrealized appreciation (depreciation)	$(52,430,399)

Net realized and unrealized loss	$(49,005,013)

Net decrease in net assets from operations	$(13,990,720)

6	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$35,014,293	$23,021,487
Net realized gain from investment and foreign currency transactions	3,425,386	2,592,601
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(52,430,399)	397,961
Net increase (decrease) in net assets from operations	$(13,990,720)	$26,012,049
Distributions to shareholders —
From net investment income
Class A	$(7,821,881)	$(6,700,627)
Class C	(3,296,250)	(2,121,528)
Class I	(21,049,610)	(16,656,587)
Class R	(15)	—
Class R6	(40,157)	—
From net realized gain
Class A	(228,955)	(88,260)
Class C	(122,499)	(14,651)
Class I	(585,055)	(223,447)
Class R	— (1)	—
Class R6	— (1)	—
Total distributions to shareholders	$(33,144,422)	$(25,805,100)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$129,281,163	$566,862,391
Class C	62,345,985	232,221,530
Class I	400,318,652	1,198,760,741
Class R	1,000	—
Class R6	6,342,832	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,749,726	6,482,965
Class C	2,296,193	1,387,456
Class I	16,777,852	12,430,621
Class R	15	—
Class R6	18	—
Cost of shares redeemed
Class A	(94,636,426)	(140,992,390)
Class C	(21,300,248)	(7,444,736)
Class I	(363,232,419)	(132,010,630)
Class R6	(52,977)	—
Net increase in net assets from Fund share transactions	$145,891,366	$1,737,697,948

Net increase in net assets	$98,756,224	$1,737,904,897

Net Assets
At beginning of period	$1,812,148,822	$74,243,925
At end of period	$1,910,905,046	$1,812,148,822

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$2,793,489	$(12,891)

(1)	Amount is less than $0.50.

7	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$11.030		$10.510	$10.000

Income (Loss) From Operations
Net investment income	$0.194	(2)	$0.330 (2)	$0.241
Net realized and unrealized gain (loss)	(0.291)		0.557	0.517

Total income (loss) from operations	$(0.097)		$0.887	$0.758

Less Distributions
From net investment income	$(0.178)		$(0.338)	$(0.248)
From net realized gain	(0.005)		(0.029)	—

Total distributions	$(0.183)		$(0.367)	$(0.248)

Net asset value — End of period	$10.750		$11.030	$10.510

Total Return(3)	(0.87	)%(4)	8.53%	7.69	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$480,566		$449,901	$15,942
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.94	%(7)	0.94%	0.95	%(7)(8)
Net investment income	3.64	%(7)	2.98%	3.31	%(7)
Portfolio Turnover of the Fund	N.A.	(9)	N.A. (9)	59	%(4)(10)
Portfolio Turnover of Bond Portfolio	17	%(4)	46%	40	%(4)(11)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.		N.A.	32	%(12)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(9)	The Fund invested only in the Bond Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(12)	For the Portfolio’s year ended October 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$11.000		$10.500	$10.020

Income (Loss) From Operations
Net investment income	$0.155	(2)	$0.245 (2)	$0.062
Net realized and unrealized gain (loss)	(0.281)		0.556	0.495

Total income (loss) from operations	$(0.126)		$0.801	$0.557

Less Distributions
From net investment income	$(0.139)		$(0.272)	$(0.077)
From net realized gain	(0.005)		(0.029)	—

Total distributions	$(0.144)		$(0.301)	$(0.077)

Net asset value — End of period	$10.730		$11.000	$10.500

Total Return(3)	(1.14	)%(4)	7.69%	5.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264,374		$226,907	$1,368
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.69	%(7)	1.69%	1.70	%(7)(8)
Net investment income	2.91	%(7)	2.21%	2.29	%(7)
Portfolio Turnover of the Fund	N.A.	(9)	N.A. (9)	59	%(4)(10)
Portfolio Turnover of Bond Portfolio	17	%(4)	46%	40	%(4)(11)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.		N.A.	32	%(12)

(1)	For the period from the commencement of operations on August 20, 2013 to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(9)	The Fund invested only in the Bond Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(12)	For the Portfolio’s year ended October 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$11.030		$10.510	$10.000

Income (Loss) From Operations
Net investment income	$0.207	(2)	$0.357 (2)	$0.273
Net realized and unrealized gain (loss)	(0.281)		0.554	0.500

Total income (loss) from operations	$(0.074)		$0.911	$0.773

Less Distributions
From net investment income	$(0.191)		$(0.362)	$(0.263)
From net realized gain	(0.005)		(0.029)	—

Total distributions	$(0.196)		$(0.391)	$(0.263)

Net asset value — End of period	$10.760		$11.030	$10.510

Total Return(3)	(0.66	)%(4)	8.77%	7.85	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,159,564		$1,135,342	$56,934
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.69	%(7)	0.69%	0.70	%(7)(8)
Net investment income	3.88	%(7)	3.22%	3.58	%(7)
Portfolio Turnover of the Fund	N.A.	(9)	N.A. (9)	59	%(4)(10)
Portfolio Turnover of Bond Portfolio	17	%(4)	46%	40	%(4)(11)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.		N.A.	32	%(12)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(9)	The Fund invested only in the Bond Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(12)	For the Portfolio’s year ended October 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Financial Highlights — continued

	Class R
	Period Ended April 30, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$11.000

Income (Loss) From Operations
Net investment income	$0.167	(2)
Net realized and unrealized loss	(0.244)

Total loss from operations	$(0.077)

Less Distributions
From net investment income	$(0.158)
From net realized gain	(0.005)

Total distributions	$(0.163)

Net asset value — End of period	$10.760

Total Return(3)	(0.69	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.20	%(7)
Net investment income	3.36	%(7)
Portfolio Turnover of the Portfolio	17	%(4)(8)

(1)	For the period from the commencement of operations on November 12, 2014 to April 30, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s six months ended April 30, 2015.

11	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Financial Highlights — continued

	Class R6
	Period Ended April 30, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$11.000

Income (Loss) From Operations
Net investment income	$0.221	(2)
Net realized and unrealized loss	(0.252)

Total loss from operations	$(0.031)

Less Distributions
From net investment income	$(0.194)
From net realized gain	(0.005)

Total distributions	$(0.199)

Net asset value — End of period	$10.770

Total Return(3)	(0.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,400
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.64	%(7)
Net investment income	4.46	%(7)
Portfolio Turnover of the Portfolio	17	%(4)(8)

(1)	For the period from the commencement of operations on November 12, 2014 to April 30, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s six months ended April 30, 2015.

12	See Notes to Financial Statements.

Eaton Vance

Bond Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Bond Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund primarily invests its assets in interests in Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The Fund may also invest directly in securities and other instruments. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.5% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Bond Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fees. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $8,753 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $66,918 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $584,301 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $937,700 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $1 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $312,567 and $1 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $4,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

14

Eaton Vance

Bond Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $231,133,072 and $107,187,946, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	11,994,799	51,359,903
Issued to shareholders electing to receive payments of distributions in Fund shares	720,279	585,114
Redemptions	(8,831,240)	(12,656,871)

Net increase	3,883,838	39,288,146

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	5,795,702	21,047,496
Issued to shareholders electing to receive payments of distributions in Fund shares	214,062	125,333
Redemptions	(1,992,227)	(677,984)

Net increase	4,017,537	20,494,845

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	37,216,672	108,423,296
Issued to shareholders electing to receive payments of distributions in Fund shares	1,559,149	1,122,826
Redemptions	(33,921,738)	(12,026,109)

Net increase	4,854,083	97,520,013

Class R	Period Ended April 30, 2015 (Unaudited)(1)

Sales	91
Issued to shareholders electing to receive payments of distributions in Fund shares	1

Net increase	92

15

Eaton Vance

Bond Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class R6	Period Ended April 30, 2015 (Unaudited)(1)

Sales	599,480
Issued to shareholders electing to receive payments of distributions in Fund shares	2
Redemptions	(4,964)

Net increase	594,518

(1)	Class R and Class R6 commenced operations on November 12, 2014.

16

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 18.9%

Security	Principal Amount* (000’s omitted)		Value

Banks — 2.1%
Citigroup, Inc., 5.13%, 11/12/19	NZD	9,740	$7,601,639
Citigroup, Inc., 6.25%, 6/29/17	NZD	11,045	8,756,331
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	4,740	3,639,341
Morgan Stanley, 7.60%, 8/8/17	NZD	24,500	19,942,584

			$39,939,895

Commercial Services — 1.0%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,561,450
Western Union Co. (The), 6.20%, 11/17/36		18,160	18,336,497

			$19,897,947

Computers — 1.2%
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		32,090	$22,783,900

			$22,783,900

Diversified Financial Services — 0.9%
Jefferies Group, LLC, 6.50%, 1/20/43		8,489	$8,468,499
Navient Corp., 5.625%, 8/1/33		3,914	3,209,480
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		6,860	6,208,300

			$17,886,279

Home Builders — 1.4%
MDC Holdings, Inc., 6.00%, 1/15/43		30,244	$26,387,890

			$26,387,890

Insurance — 0.5%
XLIT Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		11,407	$10,066,678

			$10,066,678

Iron & Steel — 0.8%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		32,826	$15,920,610

			$15,920,610

Mining — 2.5%
Southern Copper Corp., 5.25%, 11/8/42		32,919	$30,427,690
Teck Resources, Ltd., 5.20%, 3/1/42		16,708	13,750,918
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	4,092,347

			$48,270,955

Security	Principal Amount* (000’s omitted)		Value

Miscellaneous Manufacturing — 1.3%
Trinity Industries, Inc., 4.55%, 10/1/24		24,450	$24,180,952

			$24,180,952

Oil & Gas — 3.1%
Apache Corp., 4.25%, 1/15/44		10,710	$10,233,887
Continental Resources, Inc., 3.80%, 6/1/24		7,288	7,018,832
Noble Energy, Inc., 5.05%, 11/15/44		14,046	14,692,861
Rowan Cos., Inc., 5.40%, 12/1/42		34,540	28,157,388

			$60,102,968

Retail — 2.1%
JC Penney Corp., Inc., 6.375%, 10/15/36		49,580	$37,804,750
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,568,165

			$39,372,915

Telecommunications — 2.0%
Avaya, Inc., 10.50%, 3/1/21(1)		32,990	$29,196,150
Sprint Capital Corp., 6.875%, 11/15/28		9,590	8,702,925

			$37,899,075

Total Corporate Bonds & Notes (identified cost $381,963,553)			$362,710,064

Foreign Corporate Bonds — 16.0%

Security	Principal Amount* (000’s omitted)		Value

Banks — 0.7%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	5,000	$3,987,885
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	8,876,137

			$12,864,022

Engineering & Construction — 1.8%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		21,350	$18,681,250
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		17,407	15,062,123

			$33,743,373

Foods — 0.3%
ESAL GmbH, 6.25%, 2/5/23(1)		6,309	$6,309,000

			$6,309,000

17	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Mining — 2.2%
Barrick Gold Corp., 5.25%, 4/1/42		13,558	$12,815,428
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		21,320	20,484,128
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		11,060	10,033,002

			$43,332,558

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc., 7.45%, 5/1/34(1)		10,110	$9,604,500

			$9,604,500

Oil & Gas — 4.5%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$14,856,206
Ensco PLC, 5.75%, 10/1/44		18,958	18,763,226
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	9,594,887
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		25,570	17,962,925
Petrobras Global Finance BV, 5.625%, 5/20/43		29,800	24,763,800

			$85,941,044

Telecommunications — 6.0%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$14,799,550
Axtel SAB de CV, 9.00%, 1/31/20(1)		21,100	20,361,500
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		10,560	10,929,600
Oi SA, 5.75%, 2/10/22(1)		35,100	29,922,750
OTE PLC, 3.50%, 7/9/20(3)	EUR	9,500	9,707,037
Telecom Italia Capital SA, 6.00%, 9/30/34		28,107	29,512,350
Telecom Italia Capital SA, 7.20%, 7/18/36		900	1,035,000

			$116,267,787

Total Foreign Corporate Bonds (identified cost $307,720,857)			$308,062,284

Foreign Government Bonds — 19.3%

Security	Principal Amount* (000’s omitted)		Value

Brazil — 3.2%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	176,140	$52,305,573
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	24,540	8,165,203

			$60,470,776

Security	Principal Amount* (000’s omitted)		Value

Canada — 3.7%
Canadian Government Bond, 2.00%, 6/1/16	CAD	24,710	$20,765,821
Canadian Government Bond, 2.75%, 9/1/16	CAD	24,850	21,160,707
Canadian Government Bond, 4.00%, 6/1/16	CAD	33,910	29,101,610

			$71,028,138

Ecuador — 0.5%
Republic of Ecuador, 7.95%, 6/20/24(1)		10,600	$10,388,000

			$10,388,000

Greece — 0.6%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	980	$654,734
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	980	651,768
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	980	641,507
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	980	616,286
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	980	605,828
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	980	598,069
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	980	599,054
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	980	596,787
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	980	596,831
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	980	603,236
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	980	596,963
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	980	596,899
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	980	596,930
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	980	597,624
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	980	598,999
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	980	596,892
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	980	598,651
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	980	597,381

18	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	980	$595,790
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	980	596,897

			$12,137,126

Mexico — 3.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	613,536	$45,750,422
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	14,379,871

			$60,130,293

Mongolia — 0.3%
Mongolia Government International Bond, 5.125%, 12/5/22(1)		5,600	$5,054,000

			$5,054,000

New Zealand — 0.9%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	20,160	$16,483,602

			$16,483,602

Norway — 0.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,598,236

			$6,598,236

Supranational — 6.7%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	110,950,000	$8,416,793
European Investment Bank, 7.20%, 7/9/19(1)	IDR	115,220,000	8,678,410
Inter-American Development Bank, 7.20%, 11/14/17	IDR	480,520,000	36,033,347
International Finance Corp., 6.30%, 11/25/24	INR	770,560	11,508,356
International Finance Corp., 6.45%, 10/30/18	INR	2,260,800	35,553,807
International Finance Corp., 7.80%, 6/3/19	INR	847,370	13,900,524
International Finance Corp., 8.25%, 6/10/21	INR	870,650	14,662,670

			$128,753,907

Total Foreign Government Bonds (identified cost $395,457,799)			$371,044,078

Convertible Bonds — 12.0%

Security	Principal Amount (000’s omitted)	Value

Health Care – Products — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$12,620	$14,844,275

		$14,844,275

Home Builders — 8.0%
KB Home, 1.375%, 2/1/19	$48,855	$46,839,731
Lennar Corp., 3.25%, 11/15/21(1)	13,290	26,280,975
Ryland Group, Inc. (The), 0.25%, 6/1/19	50,241	47,603,348
Standard Pacific Corp., 1.25%, 8/1/32	28,240	33,111,400

		$153,835,454

Machinery – Diversified — 1.6%
Chart Industries, Inc., 2.00%, 8/1/18	$29,155	$30,794,969

		$30,794,969

Oil & Gas — 0.8%
American Energy – Permian Basin, LLC, 8.00%, 5/1/22(1)(5)	$9,735	$8,615,475
American Energy – Utica, LLC, 3.50%, 3/1/21(1)(5)	11,400	5,519,538

		$14,135,013

Semiconductors — 0.3%
Novellus Systems, Inc., 2.625%, 5/15/41	$2,800	$6,182,750

		$6,182,750

Telecommunications — 0.5%
Ciena Corp., 3.75%, 10/15/18(1)	$7,745	$10,155,631

		$10,155,631

Total Convertible Bonds (identified cost $227,588,237)		$229,948,092

Asset-Backed Securities — 2.1%

Security	Principal Amount (000’s omitted)	Value
ARP, Series 2014-SFR1, Class D, 3.18%, 9/17/31(1)(6)	$5,000	$5,130,530
CAH, Series 2014-2A, Class D, 2.53%, 7/17/31(1)(6)	7,250	7,316,087
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)	2,000	2,008,414

19	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Invitation Homes Trust, Series 2014-SFR1, Class D, 2.78%, 6/17/31(1)(6)	$4,500	$4,567,000
PROG, Series 2014-SFR1, Class D, 2.93%, 10/17/31(1)(6)	5,000	5,094,850
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	15,370	15,702,346

Total Asset-Backed Securities (identified cost $39,028,667)		$39,819,227

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$817,066
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	339,952
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,139,353
COMM, Series 2014-CR17, Class D, 4.96%, 5/10/47(1)(7)	3,000	2,962,512
COMM, Series 2014-CR18, Class D, 4.897%, 7/15/47(1)(7)	1,750	1,714,406
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	2,400	2,026,349
COMM, Series 2014-CR21, Class D, 4.067%, 12/10/47(1)(7)	9,500	8,606,097
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	11,535	10,223,805
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(7)	1,250	1,293,771
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(7)	4,850	4,979,594
JPMBB, Series 2014-C19, Class D, 4.833%, 4/15/47(1)(7)	7,000	6,650,829
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(7)	3,250	3,119,383
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(1)(7)	1,350	1,236,928
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(1)(7)	5,000	4,515,540
MSBAM, Series 2014-C16, Class D, 4.916%, 6/15/47(1)(7)	3,598	3,519,923
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)	7,801	6,777,517
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(7)	8,000	7,680,952

Total Commercial Mortgage-Backed Securities (identified cost $64,994,122)		$67,603,977

Tax-Exempt Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$1,804,715
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,435,214
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,086,375
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	293,552

Total Tax-Exempt Investments (identified cost $4,890,545)		$4,619,856

Senior Floating-Rate Interests — 0.6%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.1%
Education Management, LLC, Term Loan, 5.50%, Maturing 7/2/20	$233	$209,857
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20	394	316,794
MCS AMS Sub-Holdings, LLC, Term Loan, 7.00%, Maturing 10/15/19	1,181	1,152,938

		$1,679,589

Food Services — 0.5%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing 4/2/20	$19,446	$10,403,771

		$10,403,771

Retail — 0.0%(9)
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	$394	$365,927

		$365,927

Total Senior Floating-Rate Interests (identified cost $15,336,879)		$12,449,287

20	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Common Stocks — 18.4%

Security	Shares	Value

Automotive & Parts — 0.5%
Goodyear Tire & Rubber Co. (The)	343,754	$9,750,582

		$9,750,582

Banks — 2.5%
Bank of America Corp.	1,247,144	$19,867,004
Regions Financial Corp.	2,859,883	28,112,650

		$47,979,654

Beverages — 1.0%
Constellation Brands, Inc., Class A(10)	165,235	$19,157,346

		$19,157,346

Business Equipment and Services — 0.0%(9)
Education Management Corp.(10)(11)(12)	2,788,966	$75,302

		$75,302

Chemicals — 1.9%
LyondellBasell Industries NV, Class A	218,102	$22,577,919
PPG Industries, Inc.	64,107	14,203,547

		$36,781,466

Health Care – Services — 1.5%
Amsurg Corp.(10)	182,523	$11,447,843
Humana, Inc.	103,087	17,071,207

		$28,519,050

Machinery – Construction & Mining — 1.4%
Caterpillar, Inc.	303,184	$26,340,626

		$26,340,626

Media — 1.1%
Walt Disney Co. (The)	200,838	$21,835,107

		$21,835,107

Mining — 0.9%
Freeport-McMoRan, Inc.	759,544	$17,674,589

		$17,674,589

Miscellaneous Manufacturing — 1.2%
Ingersoll-Rand PLC	355,739	$23,421,856

		$23,421,856

Security	Shares	Value

Oil & Gas — 1.1%
Occidental Petroleum Corp.	166,750	$13,356,675
Seven Generations Energy, Ltd., Class A(10)	410,454	6,974,146

		$20,330,821

Pharmaceuticals — 0.6%
Eli Lilly & Co.	174,858	$12,567,044

		$12,567,044

Pipelines — 1.0%
Kinder Morgan, Inc.	447,264	$19,209,989

		$19,209,989

Real Estate Investment Trusts (REITs) — 0.3%
American Realty Capital Properties, Inc.	678,893	$6,130,404

		$6,130,404

Semiconductors — 1.4%
Intel Corp.	801,539	$26,090,094

		$26,090,094

Telecommunications — 2.0%
Corning, Inc.	627,463	$13,132,801
Telefonaktiebolaget LM Ericsson ADR	2,327,632	25,417,741

		$38,550,542

Total Common Stocks (identified cost $334,286,048)		$354,414,472

Convertible Preferred Stocks — 4.0%

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(10)(12)	3,103	$203,764

		$203,764

Health Care – Products — 0.7%
Alere, Inc., 3.00%	40,690	$13,521,287

		$13,521,287

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc., 7.00%	1,175,442	$6,926,292

		$6,926,292

21	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil & Gas — 1.8%
Chesapeake Energy Corp., 5.75%	32,965	$28,391,106
SandRidge Energy, Inc., 7.00%	93,015	3,534,570
SandRidge Energy, Inc., 8.50%	80,591	3,425,118

		$35,350,794

Real Estate Investment Trusts (REITs) — 1.1%
iStar Financial, Inc., Series J, 4.50%	355,075	$20,573,045

		$20,573,045

Total Convertible Preferred Stocks (identified cost $98,976,328)		$76,575,182

Preferred Stocks — 2.1%

Security	Shares	Value

Banks — 0.1%
First Tennessee Bank, 3.75%(1)(6)	1,950	$1,416,492

		$1,416,492

Diversified Financial Services — 1.9%
SLM Corp., 1.971%(6)	591,077	$36,591,390

		$36,591,390

Insurance — 0.1%
XLIT, Ltd., 3.395%(6)	3,085	$2,553,802

		$2,553,802

Total Preferred Stocks (identified cost $44,969,137)		$40,561,684

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(13)	$46,827	$46,826,780

Total Short-Term Investments (identified cost $46,826,780)		$46,826,780

Total Investments — 99.5% (identified cost $1,962,038,952)		$1,914,634,983

Other Assets, Less Liabilities — 0.5%		$9,425,536

Net Assets — 100.0%		$1,924,060,519

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
ACRE	–	Americold LLC Trust
ARP	–	American Residential Properties Trust
CAH	–	Colony American Homes
COMM	–	Commercial Mortgage Trust
ESA	–	Extended Stay America Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
NPFG	–	National Public Finance Guaranty Corp.
PIK	–	Payment In Kind
PROG	–	Progress Residential Trust
SCFT	–	SpringCastle Funding Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WFRBS	–	WF-RBS Commercial Mortgage Trust

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $407,546,357 or 21.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $38,327,765 or 2.0% of the Portfolio’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(5)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the

22	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	60.8%	$1,170,603,412
Mexico	7.5	144,400,283
Brazil	7.1	136,528,449
Supernational	6.7	128,753,907
Canada	6.1	118,265,477
Colombia	2.3	43,748,731
Italy	1.6	30,547,350
Australia	1.6	30,517,130
Sweden	1.3	25,417,741
Greece	1.1	21,844,163
New Zealand	1.1	20,471,487
Ireland	0.7	12,620,480
Ecuador	0.5	10,388,000
Germany	0.5	8,876,137
Norway	0.3	6,598,236
Mongolia	0.3	5,054,000

Total Investments	99.5%	$1,914,634,983

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	76.6%	$1,474,748,255
Canadian Dollar	4.1	78,002,284
New Zealand Dollar	3.9	75,885,755
Indian Rupee	3.9	75,625,357
Mexican Peso	3.9	74,929,843
Brazilian Real	3.2	60,470,776
Indonesian Rupiah	2.8	53,128,550
Euro	1.1	21,844,163

Total Investments	99.5%	$1,914,634,983

23	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,915,212,172)	$1,867,808,203
Affiliated investment, at value (identified cost, $46,826,780)	46,826,780
Foreign currency, at value (identified cost, $298)	308
Dividends receivable	1,656,757
Interest receivable	21,690,933
Interest receivable from affiliated investment	11,552
Receivable for investments sold	20,287,571
Tax reclaims receivable	159,393
Total assets	$1,958,441,497

Liabilities
Payable for investments purchased	$13,742,351
Due to custodian	19,696,811
Payable to affiliates:
Investment adviser fee	860,738
Trustees’ fees	5,780
Accrued expenses	75,298
Total liabilities	$34,380,978
Net Assets applicable to investors’ interest in Portfolio	$1,924,060,519

Sources of Net Assets
Investors’ capital	$1,971,589,831
Net unrealized depreciation	(47,529,312)
Total	$1,924,060,519

24	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income (net of foreign taxes, $77,699)	$35,372,299
Dividends (net of foreign taxes, $136,567)	8,096,312
Interest allocated from affiliated investment	109,619
Expenses allocated from affiliated investment	(12,901)
Total investment income	$43,565,329

Expenses
Investment adviser fee	$5,141,500
Trustees’ fees and expenses	34,000
Custodian fee	232,773
Legal and accounting services	29,485
Miscellaneous	23,487
Total expenses	$5,461,245
Deduct —
Reduction of custodian fee	$112
Total expense reductions	$112

Net expenses	$5,461,133

Net investment income	$38,104,196

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,959,159
Investment transactions allocated from affiliated investment	357
Foreign currency transactions	(1,434,421)
Net realized gain	$2,525,095
Change in unrealized appreciation (depreciation) —
Investments	$(51,817,904)
Foreign currency	68,113
Net change in unrealized appreciation (depreciation)	$(51,749,791)

Net realized and unrealized loss	$(49,224,696)

Net decrease in net assets from operations	$(11,120,500)

25	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$38,104,196	$25,926,495
Net realized gain from investment and foreign currency transactions	2,525,095	5,683,734
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(51,749,791)	(2,008,322)
Net increase (decrease) in net assets from operations	$(11,120,500)	$29,601,907
Capital transactions —
Contributions	$232,853,807	$1,719,372,450
Withdrawals	(107,849,827)	(111,358,064)
Net increase in net assets from capital transactions	$125,003,980	$1,608,014,386

Net increase in net assets	$113,883,480	$1,637,616,293

Net Assets
At beginning of period	$1,810,177,039	$172,560,746
At end of period	$1,924,060,519	$1,810,177,039

26	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.58	%(3)	0.59%	0.65	%(3)
Net investment income	4.00	%(3)	3.38%	3.53	%(3)
Portfolio Turnover	17	%(4)	46%	40	%(4)

Total Return	(0.63	)%(4)	9.07%	7.99	%(4)

Net assets, end of period (000’s omitted)	$1,924,061		$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

27	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Bond Fund held an interest of 99.5% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

28

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

29

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion up to $2.5 billion, 0.51% from $2.5 billion up to $5 billion and 0.50% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $5,141,500 or 0.54% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $655,359,965 and $303,387,980, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,968,500,213

Gross unrealized appreciation	$58,943,641
Gross unrealized depreciation	(112,808,871)

Net unrealized depreciation	$(53,865,230)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2015, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $19,696,811. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2015. The Portfolio’s average overdraft advances during the six months ended April 30, 2015 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds

30

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$362,710,064	$—	$362,710,064
Foreign Corporate Bonds	—	308,062,284	—	308,062,284
Foreign Government Bonds	—	371,044,078	—	371,044,078
Convertible Bonds	—	229,948,092	—	229,948,092
Asset-Backed Securities	—	39,819,227	—	39,819,227
Commercial Mortgage-Backed Securities	—	67,603,977	—	67,603,977
Tax-Exempt Investments	—	4,619,856	—	4,619,856
Senior Floating-Rate Interests	—	12,449,287	—	12,449,287
Common Stocks	354,339,170	—	75,302	354,414,472
Convertible Preferred Stocks	—	76,575,182	—	76,575,182
Preferred Stocks	—	40,561,684	—	40,561,684
Short-Term Investments	—	46,826,780	—	46,826,780

Total Investments	$354,339,170	$1,560,220,511	$75,302	$1,914,634,983

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

Bond Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Bond Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Bond Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

33

Eaton Vance

Bond Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

34

Eaton Vance

Bond Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund and Bond Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6844 4.30.15

Eaton Vance

Bond Fund II

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Bond Fund II

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	31

Important Notices	32

Eaton Vance

Bond Fund II

April 30, 2015

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA, Stephen C. Concannon, CFA, Michael J. Turgel, CFA and Henry Peabody, CFA

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/03/2014	—	—	—	–0.48%
Class A with 4.75% Maximum Sales Charge	—	—	—	—	—	–5.22
Class C at NAV	11/03/2014	11/03/2014	—	—	—	–0.81
Class C with 1% Maximum Sales Charge	—	—	—	—	—	–1.79
Class I at NAV	11/03/2014	11/03/2014	—	—	—	–0.28
Barclays U.S. Government/Credit Bond Index	—	—	2.12%	4.44%	4.38%	2.18%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.12%	1.87%	0.87%
Net				0.95	1.70	0.70

Fund Profile4

Credit Quality (% of bond holdings)5

Asset Mix (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Bond Fund II

April 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Bond Fund II

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2014 – April 30, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/3/14)	Ending Account Value (4/30/15)	Expenses Paid During Period (11/3/14 – 4/30/15)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$995.20	$4.65	***	0.95%
Class C	$1,000.00	$991.90	$8.30	***	1.70%
Class I	$1,000.00	$997.20	$3.43	***	0.70%

*     The Fund had not commenced operations on November 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period from commencement of operations on November 3, 2014 to April 30, 2015). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 3, 2014. The Example reflects the expenses of both the Fund and Portfolio.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period (11/1/14 – 4/30/15)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	***	0.95%
Class C	$1,000.00	$1,016.40	$8.50	***	1.70%
Class I	$1,000.00	$1,021.30	$3.51	***	0.70%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 3, 2014. The Example reflects the expenses of both the Fund and Portfolio.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Bond Fund II

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Bond Portfolio II, at value (identified cost, $24,846,901)	$24,371,493
Total assets	$24,371,493

Liabilities
Payable to affiliates:
Distribution and service fees	$83
Trustees’ fees	42
Due to affiliate	7,264
Accrued expenses	41,337
Total liabilities	$48,726
Net Assets	$24,322,767

Sources of Net Assets
Paid-in capital	$24,744,628
Accumulated net realized gain from Portfolio	90,061
Accumulated distributions in excess of net investment income	(36,514)
Net unrealized depreciation from Portfolio	(475,408)
Total	$24,322,767

Class A Shares
Net Assets	$123,901
Shares Outstanding	12,664
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.78
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.27

Class C Shares
Net Assets	$86,466
Shares Outstanding	8,841
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.78

Class I Shares
Net Assets	$24,112,400
Shares Outstanding	2,463,880
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Bond Fund II

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2015(1)
Interest income allocated from Portfolio	$395,069
Dividends allocated from Portfolio	44,347
Expenses allocated from Portfolio	(72,694)
Net investment income from Portfolio	$366,722

Expenses
Distribution and service fees
Class A	$64
Class C	188
Trustees’ fees and expenses	292
Custodian fee	5,561
Transfer and dividend disbursing agent fees	421
Legal and accounting services	15,037
Printing and postage	4,224
Registration fees	35,347
Miscellaneous	5,539
Total expenses	$66,673
Deduct —
Allocation of expenses to affiliate	$66,353
Total expense reductions	$66,353

Net expenses	$320

Net investment income	$366,402

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$95,337
Foreign currency transactions	(5,276)
Net realized gain	$90,061
Change in unrealized appreciation (depreciation) —
Investments	$(475,101)
Foreign currency	(307)
Net change in unrealized appreciation (depreciation)	$(475,408)

Net realized and unrealized loss	$(385,347)

Net decrease in net assets from operations	$(18,945)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

6	See Notes to Financial Statements.

Eaton Vance

Bond Fund II

April 30, 2015

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2015 (Unaudited) (1)
From operations —
Net investment income	$366,402
Net realized gain from investment and foreign currency transactions	90,061
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(475,408)
Net decrease in net assets from operations	$(18,945)
Distributions to shareholders —
From net investment income
Class A	$(1,323)
Class C	(677)
Class I	(400,916)
Total distributions to shareholders	$(402,916)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$124,056
Class C	86,187
Class I	24,159,172
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,323
Class C	677
Class I	393,391
Cost of shares redeemed
Class A	(79)
Class I	(20,099)
Net increase in net assets from Fund share transactions	$24,744,628

Net increase in net assets	$24,322,767

Net Assets
At beginning of period	$—
At end of period	$24,322,767

Accumulated distributions in excess of net investment income
At end of period	$(36,514)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

7	See Notes to Financial Statements.

Eaton Vance

Bond Fund II

April 30, 2015

Financial Highlights

	Class A
	Period Ended April 30, 2015(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.184
Net realized and unrealized loss	(0.233)

Total loss from operations	$(0.049)

Less Distributions
From net investment income	$(0.171)

Total distributions	$(0.171)

Net asset value — End of period	$9.780

Total Return(3)	(0.48	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.95	%(7)(8)
Net investment income	3.83	%(8)
Portfolio Turnover of the Portfolio	11	%(4)(9)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.85% of average daily net assets for the period ended April 30, 2015). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, November 3, 2014, to April 30, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Bond Fund II

April 30, 2015

Financial Highlights — continued

	Class C
	Period Ended April 30, 2015(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.135
Net realized and unrealized loss	(0.217)

Total loss from operations	$(0.082)

Less Distributions
From net investment income	$(0.138)

Total distributions	$(0.138)

Net asset value — End of period	$9.780

Total Return(3)	(0.81	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.70	%(7)(8)
Net investment income	2.80	%(8)
Portfolio Turnover of the Portfolio	11	%(4)(9)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.85% of average daily net assets for the period ended April 30, 2015). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, November 3, 2014, to April 30, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Bond Fund II

April 30, 2015

Financial Highlights — continued

	Class I
	Period Ended April 30, 2015(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.169
Net realized and unrealized loss	(0.198)

Total loss from operations	$(0.029)

Less Distributions
From net investment income	$(0.181)

Total distributions	$(0.181)

Net asset value — End of period	$9.790

Total Return(3)	(0.28	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,112
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.70	%(7)(8)
Net investment income	3.50	%(8)
Portfolio Turnover of the Portfolio	11	%(4)(9)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.85% of average daily net assets for the period ended April 30, 2015). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, November 3, 2014, to April 30, 2015.

10	See Notes to Financial Statements.

Eaton Vance

Bond Fund II

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Bond Fund II (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on November 3, 2014. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund primarily invests its assets in interests in Bond Portfolio II (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The Fund may also invest directly in securities and other instruments. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Bond Fund II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the period ended April 30, 2015, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $66,353 of the Fund’s operating expenses for the period ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended April 30, 2015, EVM earned $51 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22 as its portion of the sales charge on sales of Class A shares for the period ended April 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended April 30, 2015 amounted to $64 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended April 30, 2015, the Fund paid or accrued to EVD $141 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended April 30, 2015 amounted to $47 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended April 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

12

Eaton Vance

Bond Fund II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the period ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $24,434,873 and $44,754, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended April 30, 2015 (Unaudited)(1)

Sales	12,537
Issued to shareholders electing to receive payments of distributions in Fund shares	135
Redemptions	(8)

Net increase	12,664

Class C	Period Ended April 30, 2015 (Unaudited)(1)

Sales	8,772
Issued to shareholders electing to receive payments of distributions in Fund shares	69

Net increase	8,841

Class I	Period Ended April 30, 2015 (Unaudited)(1)

Sales	2,425,759
Issued to shareholders electing to receive payments of distributions in Fund shares	40,183
Redemptions	(2,062)

Net increase	2,463,880

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

At April 30, 2015, EVM owned 82.0% of the value of the outstanding shares of the Fund.

13

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 21.8%

Security	Principal Amount* (000’s omitted)		Value

Banks — 3.3%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$202,918
Citigroup, Inc., 6.25%, 6/29/17	NZD	265	210,089
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	165	129,159
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	260	199,626
Morgan Stanley, 7.60%, 8/8/17	NZD	82	66,747

			$808,539

Commercial Services — 1.4%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	$18,700
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	97,138
Western Union Co. (The), 6.20%, 11/17/36		226	228,196

			$344,034

Computers — 0.9%
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		320	$227,200

			$227,200

Diversified Financial Services — 1.7%
Jefferies Group, LLC, 6.50%, 1/20/43		107	$106,742
Navient Corp., 5.625%, 8/1/33		260	213,200
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	95,025

			$414,967

Foods — 0.9%
Safeway, Inc., 7.25%, 2/1/31		211	$215,220

			$215,220

Home Builders — 1.4%
MDC Holdings, Inc., 6.00%, 1/15/43		386	$336,785

			$336,785

Iron & Steel — 0.8%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		392	$190,120

			$190,120

Mining — 2.9%
Southern Copper Corp., 5.25%, 11/8/42		520	$480,647
Teck Resources, Ltd., 5.20%, 3/1/42		206	169,541
Teck Resources, Ltd., 5.40%, 2/1/43		58	50,255

			$700,443

Security	Principal Amount* (000’s omitted)	Value

Miscellaneous Manufacturing — 1.0%
Trinity Industries, Inc., 4.55%, 10/1/24	252	$249,227

		$249,227

Oil & Gas — 3.1%
Apache Corp., 4.25%, 1/15/44	161	$153,843
Continental Resources, Inc., 3.80%, 6/1/24	111	106,900
Noble Energy, Inc., 5.05%, 11/15/44	148	154,816
Rowan Cos., Inc., 5.40%, 12/1/42	410	334,236

		$749,795

Retail — 1.7%
JC Penney Corp., Inc., 6.375%, 10/15/36	550	$419,375

		$419,375

Telecommunications — 2.7%
Avaya, Inc., 10.50%, 3/1/21(1)	420	$371,700
Sprint Capital Corp., 6.875%, 11/15/28	320	290,400

		$662,100

Total Corporate Bonds & Notes (identified cost $5,413,867)		$5,317,805

Foreign Corporate Bonds — 14.6%

Security	Principal Amount* (000’s omitted)	Value

Engineering & Construction — 1.8%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)	370	$323,750
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)	121	104,626

		$428,376

Foods — 0.4%
ESAL GmbH, 6.25%, 2/5/23(1)	85	$85,000

		$85,000

Mining — 2.5%
Barrick Gold Corp., 5.25%, 4/1/42	325	$307,200
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	165	158,531
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)	170	154,214

		$619,945

14	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Miscellaneous Manufacturing — 0.8%
Bombardier, Inc., 7.45%, 5/1/34(1)		205	$194,750

			$194,750

Oil & Gas — 2.3%
Ensco PLC, 5.75%, 10/1/44		198	$195,966
Petrobras Global Finance BV, 5.625%, 5/20/43		450	373,950

			$569,916

Telecommunications — 6.8%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	4,000	$254,048
Axtel SAB de CV, 9.00%, 1/31/20(1)		400	386,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		120	124,200
Oi SA, 5.75%, 2/10/22(1)		310	264,275
OTE PLC, 3.50%, 7/9/20(3)	EUR	100	102,179
Telecom Italia Capital SA, 6.00%, 9/30/34		500	525,000

			$1,655,702

Total Foreign Corporate Bonds (identified cost $3,549,905)			$3,553,689

Foreign Government Bonds — 13.0%

Security		Principal Amount* (000’s omitted)	Value

Brazil — 2.6%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	2,170	$644,391

			$644,391

Ecuador — 0.8%
Republic of Ecuador, 7.95%, 6/20/24(1)		200	$196,000

			$196,000

Greece — 0.3%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	6	$4,009
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	6	3,990
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	6	3,928
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	6	3,773

Security		Principal Amount* (000’s omitted)	Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	6	$3,709
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	6	3,662
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	6	3,668
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	6	3,654
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	6	3,654
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	6	3,693
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	6	3,655
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	6	3,655
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	6	3,655
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	6	3,659
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	6	3,667
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	6	3,654
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	6	3,665
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	6	3,657
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	6	3,648
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	6	3,654

			$74,309

Mexico — 2.7%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,890	$588,345
Mexican Bonos, 7.75%, 11/13/42	MXN	831	62,634

			$650,979

New Zealand — 0.6%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	175	$143,087

			$143,087

Supranational — 6.0%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	4,720,000	$358,064

15	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Supranational (continued)
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	$91,138
Inter-American Development Bank, 7.20%, 11/14/17	IDR	1,400,000	104,983
International Finance Corp., 6.30%, 11/25/24	INR	12,460	186,091
International Finance Corp., 7.80%, 6/3/19	INR	11,300	185,369
International Finance Corp., 8.25%, 6/10/21	INR	32,000	538,914

			$1,464,559

Total Foreign Government Bonds (identified cost $3,373,013)			$3,173,325

Convertible Bonds — 16.6%

Security	Principal Amount (000’s omitted)		Value

Health Care – Products — 0.9%
Hologic, Inc., 0.00%, 12/15/43		$180	$211,725

			$211,725

Home Builders — 6.5%
KB Home, 1.375%, 2/1/19		$430	$412,262
Lennar Corp., 3.25%, 11/15/21(1)		145	286,738
Ryland Group, Inc. (The), 0.25%, 6/1/19		545	516,387
Standard Pacific Corp., 1.25%, 8/1/32		315	369,338

			$1,584,725

Machinery – Diversified — 1.4%
Chart Industries, Inc., 2.00%, 8/1/18		$310	$327,437

			$327,437

Oil & Gas — 3.1%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(5)		$100	$88,500
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)		150	72,626
Ecopetrol SA, 5.875%, 5/28/45		257	247,684
Pacific Drilling SA, 5.375%, 6/1/20(1)		215	183,287
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		245	172,112

			$764,209

Semiconductors — 3.3%
Intel Corp., 3.482% to 6/15/15, 12/15/35(4)		$335	$427,544
Novellus Systems, Inc., 2.625%, 5/15/41		175	386,422

			$813,966

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 1.4%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$334,369

		$334,369

Total Convertible Bonds (identified cost $3,991,387)		$4,036,431

Asset-Backed Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.53%, 7/17/31(1)(6)	$110	$111,003
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	250	256,550

Total Asset-Backed Securities (identified cost $357,012)		$367,553

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$113,935
COMM, Series 2013-CR10, Class D, 4.953%, 8/10/46(1)(7)	150	150,056
COMM, Series 2014-CR21, Class D, 4.067%, 12/10/47(1)(7)	200	181,181
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(1)(7)	100	91,210
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(7)	250	239,953
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(1)(7)	200	180,622
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)	200	173,760

Total Commercial Mortgage-Backed Securities (identified cost $1,107,264)		$1,130,717

16	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Interests — 0.4%(8)

Security	Principal Amount (000’s omitted)	Value

Food Services — 0.4%
Weight Watchers International, Inc., Term Loan, 4.00%, maturing 4/2/20	$194	$103,574

Total Senior Floating-Rate Interests (identified cost $131,898)		$103,574

Convertible Preferred Stocks — 5.1%

Security	Shares	Value

Health Care – Products — 0.9%
Alere, Inc., 3.00%	625	$207,687

		$207,687

Iron & Steel — 0.3%
Cliffs Natural Resources, Inc., 7.00%	12,700	$74,835

		$74,835

Oil & Gas — 2.3%
Chesapeake Energy Corp., 5.75%(1)	545	$469,381
SandRidge Energy, Inc., 7.00%	450	17,100
SandRidge Energy, Inc., 8.50%	1,730	73,525

		$560,006

Real Estate Investment Trusts (REITs) — 1.6%
iStar Financial, Inc., Series J, 4.50%	6,840	$396,310

		$396,310

Total Convertible Preferred Stocks (identified cost $1,472,712)		$1,238,838

Short-Term Investments — 21.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(9)	$5,329	$5,329,040

		$5,329,040

Total Short-Term Investments (identified cost $5,329,040)		$5,329,040

Total Investments — 99.5% (identified cost $24,726,098)		$24,250,972

Other Assets, Less Liabilities — 0.5%		$121,517

Net Assets — 100.0%		$24,372,489

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	–	Americold LLC Trust
CAH	–	Colony American Homes
COMM	–	Commercial Mortgage Trust
DNKN	–	DB Master Finance LLC
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust

BRL	–	Brazilian Real
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $5,641,739 or 23.1% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $319,575 or 1.3% of the Portfolio’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(5)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

17	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Portfolio of Investments (Unaudited) — continued

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Country Concentration of Portfolio (based on country risk)

Country	Percentage of Net Assets	Value
United States	68.5%	$16,701,077
Mexico	6.6	1,614,777
Supranational	6.0	1,464,559
Brazil	5.3	1,282,616
Canada	3.7	893,860
Luxembourg	2.9	708,287
Colombia	1.5	371,884
Australia	1.3	312,745
United Kingdom	1.2	298,145
Ecuador	0.8	196,000
New Zealand	0.6	143,087
Cayman Islands	0.4	104,626
Austria	0.4	85,000
Greece	0.3	74,309

Total Investments	99.5%	$24,250,972

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	82.5%	$20,108,881
New Zealand Dollar	3.9	951,626
Indian Rupee	3.7	910,374
Mexican Peso	3.7	905,027
Brazilian Real	2.7	644,391
Indonesian Rupiah	2.3	554,185
Euro	0.7	176,488

Total Investments	99.5%	$24,250,972

18	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $19,397,058)	$18,921,932
Affiliated investment, at value (identified cost, $5,329,040)	5,329,040
Interest and dividends receivable	310,044
Interest receivable from affiliated investment	871
Receivable from affiliate	22,325
Total assets	$24,584,212

Liabilities
Payable for investments purchased	$176,648
Payable to affiliates:
Investment adviser fee	10,961
Trustees’ fees	123
Accrued expenses	23,991
Total liabilities	$211,723
Net Assets applicable to investors’ interest in Portfolio	$24,372,489

Sources of Net Assets
Investors’ capital	$24,847,922
Net unrealized depreciation	(475,433)
Total	$24,372,489

19	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2015(1)
Interest	$390,320
Dividends	44,349
Interest allocated from affiliated investment	4,766
Total investment income	$439,435

Expenses
Investment adviser fee	$56,930
Trustees’ fees and expenses	857
Custodian fee	15,620
Legal and accounting services	20,408
Miscellaneous	1,207
Total expenses	$95,022
Deduct —
Allocation of expenses to affiliate	$22,325
Total expense reductions	$22,325

Net expenses	$72,697

Net investment income	$366,738

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$95,327
Investment transactions allocated from affiliated investment	14
Foreign currency transactions	(5,276)
Net realized gain	$90,065
Change in unrealized appreciation (depreciation) —
Investments	$(475,126)
Foreign currency	(307)
Net change in unrealized appreciation (depreciation)	$(475,433)

Net realized and unrealized loss	$(385,368)

Net decrease in net assets from operations	$(18,630)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

20	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2015 (Unaudited)(1)
From operations —
Net investment income	$366,738
Net realized gain from investment and foreign currency transactions	90,065
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(475,433)
Net decrease in net assets from operations	$(18,630)
Capital transactions —
Contributions	$24,435,873
Withdrawals	(44,754)
Net increase in net assets from capital transactions	$24,391,119

Net increase in net assets	$24,372,489

Net Assets
At beginning of period	$—
At end of period	$24,372,489

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

21	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Supplementary Data

Ratios/Supplemental Data	Period Ended April 30, 2015(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.70	%(3)(4)
Net investment income	3.53	%(4)
Portfolio Turnover	11	%(5)

Total Return	(0.28	)%(5)

Net assets, end of period (000’s omitted)	$24,372

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.22% of average daily net assets for the period ended April 30, 2015). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

22	See Notes to Financial Statements.

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio II (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 3, 2014. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Bond Fund II held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any

23

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

24

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the period ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $56,930 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $22,325 of the Portfolio’s operating expenses for the period ended April 30, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $20,749,769 and $1,446,935, respectively, for the period ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,772,621

Gross unrealized appreciation	$304,003
Gross unrealized depreciation	(825,652)

Net unrealized depreciation	$(521,649)

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Bond Portfolio II

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$5,317,805	$—	$5,317,805
Foreign Corporate Bonds	—	3,553,689	—	3,553,689
Foreign Government Bonds	—	3,173,325	—	3,173,325
Convertible Bonds	—	4,036,431	—	4,036,431
Asset-Backed Securities	—	367,553	—	367,553
Commercial Mortgage-Backed Securities	—	1,130,717	—	1,130,717
Senior Floating-Rate Interests	—	103,574	—	103,574
Convertible Preferred Stocks	—	1,238,838	—	1,238,838
Short-Term Investments	—	5,329,040	—	5,329,040

Total Investments	$—	$24,250,972	$—	$24,250,972

26

Eaton Vance

Bond Fund II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 6, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Bond Fund II (formerly Eaton Vance Multi-Sector Income Fund) (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the October 6, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Fund.

27

Eaton Vance

Bond Fund II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser. The Fund will invest primarily in the Bond Portfolio II (formerly Multi-Sector Income Portfolio) (the “Portfolio”) and may also invest directly in securities or other instruments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such personnel in investing in a wide range of global income securities, including among others corporate bonds and other investment-grade and below investment-grade fixed income securities, senior and junior loans, U.S. government securities, commercial paper, and mortgage-related securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the other Eaton Vance funds, including the Portfolio, for which it receives no separate fee from the Fund but for which the Adviser or an affiliate receives fees from such other funds. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

28

Bond Portfolio II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 6, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Bond Portfolio II (formerly Multi-Sector Income Portfolio) (the “Portfolio”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the October 6, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the anticipated expense ratio of the Portfolio;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, if applicable, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through client commission arrangements and the Portfolio’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Portfolio’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser; and

•	The terms of the investment advisory agreement of the Portfolio.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Portfolio.

29

Bond Portfolio II

April 30, 2015

Considerations Relating to Approval of the Investment Advisory Agreement — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing in a wide range of global income securities, including among others corporate bonds and other investment-grade and below investment-grade fixed income securities, senior and junior loans, U.S. government securities, commercial paper, and mortgage-related securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Portfolio matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Portfolio for advisory services (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Portfolio’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

30

Eaton Vance

Bond Fund II

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Bond Fund II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio II

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund II and Bond Portfolio II

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Bond Portfolio II

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund II

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

18475 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 16, 2015